Income Tax (Provision) Benefit (Schedule of Components of income Before Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Domestic			$ (1,692)	$ 28	$ (293)
Foreign			(360)	(15)	36
Income (loss) before income taxes	$ 268	$ (361)	(2,052)	13	(257)
The Hertz Corporation
Income Tax Contingency [Line Items]
Domestic			(1,823)	35	(286)
Foreign			(360)	(15)	36
Income (loss) before income taxes	$ 268	$ (359)	$ (2,183)	$ 20	$ (250)